SHARE CAPITAL (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Authorized share capital:
2 Shares of $500 each	$ 1,000	$ 1,000
Issued and outstanding share capital:
2 shares of $500 each	$ 1,000	$ 1,000
Common stock, par value (in dollars per share)	$ 500	$ 500